Land Use Rights	12 Months Ended
Sep. 30, 2022
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

Land use rights as of September 30, 2022 and 2021 consisted of the following:

	2022	2021
Land use rights, cost	$1,537,236	$1,719,978
Less: accumulated amortization	(467,345)	(485,342)
Land use rights, net	$1,069,891	$1,234,636

Amortization expense was $32,087, $32,349 and $30,048 for the years ended September 30, 2022, 2021 and 2020, respectively.

For the year ended September 30, 2022, the Company pledged land use right to secure banking facilities granted to the Company. The carrying values of the pledged land use right to secure bank borrowings by the Company are shown in Note 11.